FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financials Instruments [Line items]
Hedging instrument, assets	$ 41,044	$ 73,156
Hedging instrument, liabilities	(107,506)	(76,669)
Derivative financial liabilities	(498)	(17)
Forward Contract liability [Member]
Disclosure Of Financials Instruments [Line items]
Derivative financial liabilities	(496)	0
Cross currency swap liability [Member]
Disclosure Of Financials Instruments [Line items]
Hedging instrument, liabilities	(106,305)	(76,019)
Derivative contracts [Member]
Disclosure Of Financials Instruments [Line items]
Derivative financial liabilities	(2)	(17)
Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Derivative financial assets	61	144
Cross currency swap [Member]
Disclosure Of Financials Instruments [Line items]
Hedging instrument, assets	33,511	55,527
Uruguay | Derivative contracts [Member]
Disclosure Of Financials Instruments [Line items]
Hedging instrument, liabilities	(1,201)	(650)
Uruguay | Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Derivative financial assets	61	144
Hedging instrument, assets	$ 7,533	$ 17,629